Consolidated Statements of Changes in Shareholders’ Equity/ (Deficit) (Unaudited) - USD ($)	Clean Earth Acquisitions Corp Class A Common Stock Subject to Possible Redemption Amount Common Stock	Clean Earth Acquisitions Corp Class A Common Stock	Clean Earth Acquisitions Corp Class A	Clean Earth Acquisitions Corp Class B Common Stock	Clean Earth Acquisitions Corp Paid-in Capital	Clean Earth Acquisitions Corp Accumulated Deficit	Clean Earth Acquisitions Corp	Class A Common Stock	Common Stock	Paid-in Capital	Accumulated Deficit	Foreign Currency Translation Reserve	Total Shareholders’ Equity	Non-Controlling Interest	Total
Balance at Dec. 31, 2020								$ 118,000		$ 15,681,000	$ (17,473,000)	$ (94,000)	$ (1,768,000)		$ (1,768,000)
Balance (in Shares) at Dec. 31, 2020								9,810,454
Conversion of notes								$ 3,000		925,000			928,000		928,000
Conversion of notes (in Shares)								295,920
Unisun acquisition NCI														162,000	162,000
Sale of Class A common stock								$ 183,000		35,130,000			35,313,000		35,313,000
Sale of Class A common stock (in Shares)								16,136,364
Issuance of share - Unisun								$ 1,000		151,000			152,000		152,000
Issuance of share - Unisun (in Shares)								50,000
Employee stock options										56,000			56,000		56,000
Employee stock options (in Shares)								43,000
Foreign currency translation adjustment												682,000	682,000		682,000
Net Loss											(18,755,000)		(18,755,000)	(178,000)	(18,933,000)
Balance at Dec. 31, 2021				$ 767	$ 24,233	$ (2,546)	$ 22,454	$ 305,000	$ 305,000	51,943,000	(36,228,000)	588,000	16,608,000	(16,000)	16,592,000
Balance (in Shares) at Dec. 31, 2021				7,666,667				26,335,738	26,335,738
Balance at May. 13, 2021
Balance (in Shares) at May. 13, 2021
Issuance of Class B common stock to Sponsor				$ 767	24,233		25,000
Issuance of Class B common stock to Sponsor (in Shares)				7,666,667
Net income (loss)						(2,546)	(2,546)
Balance at Dec. 31, 2021				$ 767	24,233	(2,546)	22,454	$ 305,000	$ 305,000	51,943,000	(36,228,000)	588,000	16,608,000	(16,000)	16,592,000
Balance (in Shares) at Dec. 31, 2021				7,666,667				26,335,738	26,335,738
Issuance of Class A common stock in initial public offering	$ 192,766,854				23,227,765		23,227,765
Issuance of Class A common stock in initial public offering (in Shares)	23,000,000
Sale of private placement units		$ 89			8,899,911		8,900,000
Sale of private placement units (in Shares)		890,000
Remeasurement of Class A common stock to redemption value	$ 39,554,524				(32,151,909)	(7,402,615)	(39,554,524)
Net income (loss)						(240,003)	(240,003)
Balance at Mar. 31, 2022	$ 232,321,378	$ 89		$ 767		(7,645,164)	(7,644,308)
Balance (in Shares) at Mar. 31, 2022	23,000,000	890,000		7,666,667
Balance at Dec. 31, 2021				$ 767	24,233	(2,546)	22,454	$ 305,000	$ 305,000	51,943,000	(36,228,000)	588,000	16,608,000	(16,000)	16,592,000
Balance (in Shares) at Dec. 31, 2021				7,666,667				26,335,738	26,335,738
Remeasurement of Class A common stock to redemption value							(41,007,220)
Net income (loss)							(858,816)								(4,473,000)
Issue of shares - Cloudfield										63,000			63,000		63,000
Issue of shares - Cloudfield (in Shares)									30,000
Foreign currency translation adjustment												(3,755,000)	(3,755,000)		(3,755,000)
Net Loss											(4,473,000)		(4,473,000)	(330,000)	(4,803,000)
Balance at Sep. 30, 2022	$ 233,774,074	$ 89		$ 767		(9,716,673)	(9,715,817)		$ 305,000	52,006,000	(40,701,000)	(3,167,000)	8,443,000	(346,000)	8,097,000
Balance (in Shares) at Sep. 30, 2022	23,000,000	890,000		7,666,667					26,365,738
Balance at Dec. 31, 2021				$ 767	24,233	(2,546)	22,454	$ 305,000	$ 305,000	51,943,000	(36,228,000)	588,000	16,608,000	(16,000)	16,592,000
Balance (in Shares) at Dec. 31, 2021				7,666,667				26,335,738	26,335,738
Deferred underwriter fee payable forfeiture						3,622,500	3,622,500
Issuance of Class A common stock in initial public offering	$ 192,829,587				23,227,765		23,227,765
Issuance of Class A common stock in initial public offering (in Shares)	23,000,000
Sale of private placement units		$ 89			8,899,911		8,900,000
Sale of private placement units (in Shares)		890,000
Remeasurement of Class A common stock to redemption value	$ 42,756,441				(32,151,909)	(10,604,532)	(42,756,441)
Net income (loss)						59,955	59,955
Issuance of shares for services										63,000			63,000		63,000
Issuance of shares for services (in Shares)								30,000
Foreign currency translation adjustment												(1,200,000)	(1,200,000)		(1,200,000)
Net Loss											(35,800,000)		(35,800,000)	(484,000)	(36,284,000)
Balance at Dec. 31, 2022	$ 235,586,028	$ 89		$ 767		(6,924,623)	(6,923,767)	$ 305,000	$ 305,000	52,006,000	(72,028,000)	(612,000)	(20,329,000)	(500,000)	(20,829,000)
Balance (in Shares) at Dec. 31, 2022	23,000,000	890,000		7,666,667				26,365,738	26,365,738
Balance at Mar. 31, 2022	$ 232,321,378	$ 89		$ 767		(7,645,164)	(7,644,308)
Balance (in Shares) at Mar. 31, 2022	23,000,000	890,000		7,666,667
Remeasurement of Class A common stock to redemption value	$ 313,681					(313,681)	(313,681)
Net income (loss)						(472,717)	(472,717)
Balance at Jun. 30, 2022	$ 232,635,059	$ 89		$ 767		(8,431,562)	(8,430,706)		$ 305,000	52,006,000	(40,270,000)	(968,000)	11,073,000	(311,000)	10,762,000
Balance (in Shares) at Jun. 30, 2022	23,000,000	890,000		7,666,667					26,365,738
Remeasurement of Class A common stock to redemption value	$ 1,139,015					(1,139,015)	(1,139,015)
Net income (loss)						(146,096)	(146,096)								(431,000)
Foreign currency translation adjustment												(2,199,000)	(2,199,000)		(2,199,000)
Net Loss											(431,000)		(431,000)	(35,000)	(466,000)
Balance at Sep. 30, 2022	$ 233,774,074	$ 89		$ 767		(9,716,673)	(9,715,817)		$ 305,000	52,006,000	(40,701,000)	(3,167,000)	8,443,000	(346,000)	8,097,000
Balance (in Shares) at Sep. 30, 2022	23,000,000	890,000		7,666,667					26,365,738
Balance at Dec. 31, 2022	$ 235,586,028	$ 89		$ 767		(6,924,623)	(6,923,767)	$ 305,000	$ 305,000	52,006,000	(72,028,000)	(612,000)	(20,329,000)	(500,000)	(20,829,000)
Balance (in Shares) at Dec. 31, 2022	23,000,000	890,000		7,666,667				26,365,738	26,365,738
Remeasurement of Class A common stock to redemption value	$ 2,409,648					(2,409,648)	(2,409,648)
Net income (loss)						1,873,417	1,873,417
Balance at Mar. 31, 2023	$ 237,995,676	$ 89		$ 767		(7,460,854)	(7,459,998)
Balance (in Shares) at Mar. 31, 2023	23,000,000	890,000		7,666,667
Balance at Dec. 31, 2022	$ 235,586,028	$ 89		$ 767		(6,924,623)	(6,923,767)	$ 305,000	$ 305,000	52,006,000	(72,028,000)	(612,000)	(20,329,000)	(500,000)	(20,829,000)
Balance (in Shares) at Dec. 31, 2022	23,000,000	890,000		7,666,667				26,365,738	26,365,738
Redemption of Class A common stock (in Shares)			14,852,437
Remeasurement of Class A common stock to redemption value							(4,604,390)
Net income (loss)							3,239,010								(26,112,000)
Foreign currency translation adjustment												586,000	586,000		586,000
Net Loss											(26,112,000)		(26,112,000)	(660,000)	(26,772,000)
Balance at Sep. 30, 2023	$ 86,038,091	$ 89		$ 767		(4,667,503)	(4,666,647)		$ 305,000	52,006,000	(98,140,000)	(26,000)	(45,855,000)	(1,160,000)	(47,015,000)
Balance (in Shares) at Sep. 30, 2023	8,147,563	890,000		7,666,667					26,365,738
Balance at Mar. 31, 2023	$ 237,995,676	$ 89		$ 767		(7,460,854)	(7,459,998)
Balance (in Shares) at Mar. 31, 2023	23,000,000	890,000		7,666,667
Redemption of Class A common stock	$ (154,152,327)
Redemption of Class A common stock (in Shares)	(14,852,437)
Deferred underwriter fee payable forfeiture						3,622,500	3,622,500
Remeasurement of Class A common stock to redemption value	1,097,561					(1,097,561)	(1,097,561)
Net income (loss)						1,358,377	1,358,377
Balance at Jun. 30, 2023	$ 84,940,910	$ 89		$ 767		(3,577,538)	(3,576,682)		$ 305,000	52,006,000	(82,207,000)	2,220,000	(27,676,000)	(745,000)	(28,421,000)
Balance (in Shares) at Jun. 30, 2023	8,147,563	890,000		7,666,667					26,365,738
Remeasurement of Class A common stock to redemption value	$ 1,097,181					(1,097,181)	(1,097,181)
Net income (loss)						7,216	7,216								(15,933,000)
Foreign currency translation adjustment												(2,246,000)	(2,246,000)		(2,246,000)
Net Loss											(15,933,000)		(15,933,000)	(415,000)	(16,348,000)
Balance at Sep. 30, 2023	$ 86,038,091	$ 89		$ 767		$ (4,667,503)	$ (4,666,647)		$ 305,000	$ 52,006,000	$ (98,140,000)	$ (26,000)	$ (45,855,000)	$ (1,160,000)	$ (47,015,000)
Balance (in Shares) at Sep. 30, 2023	8,147,563	890,000		7,666,667					26,365,738